Mergers, Acquisitions and Disposals - Allocation and Income Statement Effects (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase price allocation
Goodwill recognised as of acquisition date	$ 0
Percentage of pending allocation of customer relationship and trademark	48.00%
Other acquisitions
Purchase price allocation
Total current assets	$ 2,930		$ 4,058
Total non-current assets	1,313		6,761
Total assets	4,243		10,819
Total liabilities	2,234		(8,178)
Net assets acquired	2,009		2,641
Goodwill recognised as of acquisition date	7,940		5,219
Non-controlling interest			(53)
Total consideration transferred	9,949		7,807
Amount to be paid			147
Cash acquired	337		389
Net cash paid	9,612		7,271
Increase (decrease) in amounts allocated to assets in acquisition		$ 1,460
Additional consideration transferred		137
Total revenues	2,187		8,594
Income before income taxes	46		37
Net income (loss)	46		$ 1
Other acquisitions | Goodwill
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition		1,323
Other acquisitions | Customer relationships
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition		908
Other acquisitions | Trademark rights
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition		389
Acquisition Of WAXIE Sanitary Supply And North American Corporation
Purchase price allocation
Total current assets		2,162
Total non-current assets		1,954
Intangible assets recognised as of acquisition date		10,698
Total assets		14,814
Total liabilities		(3,523)
Net assets acquired		11,291
Goodwill recognised as of acquisition date		10,241
Non-controlling interest		(1,299)
Total consideration transferred		20,233
Cash acquired		138
Net cash paid		20,095
Total revenues		11,275
Income before income taxes		525
Net income (loss)		498
Southeastern Paper Group, Inc
Purchase price allocation
Total consideration transferred		$ 2,984
Southeastern Paper Group, Inc | Noncurrent Assets
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	92
Southeastern Paper Group, Inc | Goodwill
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	944
Southeastern Paper Group, Inc | Customer relationships
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	798
Southeastern Paper Group, Inc | Trademark rights
Purchase price allocation
Increase (decrease) in amounts allocated to assets in acquisition	$ 60